Segment Information - Adjusted Operating Income (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting [Abstract]
Adjusted Operating Income									$ 706,149	$ 720,361	$ 653,105
Joint venture equity income									2,580	2,780	14,842
Impairment and related charges									81,112	0	0
Acquisition related amortization									95,860	143,425	108,121
Restructuring and other costs									23,975	18,286	9,256
Acquisition-related costs									0	779	14,437
Litigation (reimbursements) costs									(35,507)	46,995	16,709
Stock-based compensation									44,689	48,524	29,971
Operating income	$ 134,600	$ 176,796	$ 18,718	$ 163,326	$ 55,961	$ 90,150	$ 142,039	$ 171,422	$ 493,440	$ 459,572	$ 459,769